Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Current
Federal
State			1	1
Total current			1	1
Deferred
Federal			66	(274)
State
Total deferred	$ (1,280)		66	(274)
Provision (benefit) for income taxes	$ (1,280)	$ 31	$ 67	$ (273)